Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds VII, Inc.
Entity Central Index Key	0000889169
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000000727 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class D
Trading Symbol	DSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$62	0.60%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 62	[1]
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class D shares returned 5.28%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class D shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Share Class	1YR	5YR	10YR
Class D	5.28%	1.88%	1.87%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 85,000,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 20,504
Investment Company Portfolio Turnover	46.10%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

C000236999 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class A
Trading Symbol	BYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$67	0.65%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 67	[2]
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class A shares returned 5.24%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	2.59%	1.26%	1.56%
without Sales Charge	5.24%	1.78%	1.82%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%

Performance Inception Date	May 06, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 85,000,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 20,504
Investment Company Portfolio Turnover	46.10%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

C000236997 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class Y
Trading Symbol	BYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$41	0.40%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 41	[3]
Expense Ratio, Percent	0.40%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class Y shares returned 5.61%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Share Class	1YR	5YR	10YR
Class Y	5.61%	2.03%	1.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%

Performance Inception Date	May 06, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 85,000,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 20,504
Investment Company Portfolio Turnover	46.10%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

C000236998 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class I
Trading Symbol	BYSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$41	0.40%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 41	[4]
Expense Ratio, Percent	0.40%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class I shares returned 5.50%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Share Class	1YR	5YR	10YR
Class I	5.50%	2.03%	1.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%

Performance Inception Date	May 06, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 85,000,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 20,504
Investment Company Portfolio Turnover	46.10%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.